INVESTMENTS - Market value of investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
Associates
Shareholding (in percent)	35.80%
Fair value	R$ 5,775,156	R$ 6,521,147
Equatorial Maranho Distribuidora de Energia S.A.
Associates
Shareholding (in percent)	33.55%
Fair value	R$ 2,238,434	2,624,872
State Electric Power Generation and Transmission Company - CEEE-GT
Associates
Shareholding (in percent)	32.66%
Fair value		1,634,744
State Electric Power Transmission Company - CEEE-T
Associates
Shareholding (in percent)	32.65%
Fair value	R$ 1,180,812
Empresa Metropolitana de guas de Energia S.A. - EMAE
Associates
Shareholding (in percent)	40.44%
Fair value	R$ 1,095,497	1,087,136
State Electricity Distribution Company - CEEE-D
Associates
Shareholding (in percent)	4.62%
Fair value	R$ 152,108	R$ 316,343